Annual Total Returns- Vanguard Large-Cap Index Fund (Investor) [BarChart] - Investor - Vanguard Large-Cap Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.44%	15.94%	32.45%	13.24%	0.93%	11.50%	21.89%	(4.59%)	31.23%	20.89%